OTHER INCOME/(EXPENSE), NET (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of Other Income and Expense [Abstract]
Foreign currency exchange loss, net		$ (128)	$ (61,816)	$ (165,395)	$ (1,111)
Other income, net		482	160	3,031	1,570
Total other income/(expense), net	[1]	$ 354	$ (61,656)	$ (162,364)	$ 459

[1]	Certain prior year amounts have been reclassified to present finance income as a separate line item and to combine other income/(expense), net for comparative purposes.